Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

5. Property, Plant and Equipment

Property, plant and equipment consist of the following:

(in thousands)	As of September 30, 2014	As of December 31, 2013
Land	$12,931	$12,933
Buildings	109,755	108,737
Plant machinery	267,668	267,146
Mobile equipment	2,990	2,990
Construction in progress	4,705	3,554

Property, plant and equipment, at cost	398,049	395,360
Accumulated depreciation	(38,166)	(11,735)

Total property, plant and equipment, net	$359,883	$383,625

Depreciation expense was $26.4 million for the nine months ended September 30, 2014 (Successor), $2.8 million for the period July 26, 2013 to September 30, 2013 (Successor), and $16.1 million for the period January 1, 2013 to August 30, 2013 (Predecessor).

5. Property, Plant and Equipment

Property, plant and equipment consist of the following (In thousands):

	Successor December 31, 2013	Predecessor December 31, 2012
Land	$12,933	$3,978
Buildings	108,737	143,776
Plant machinery	267,146	441,195
Mobile equipment	2,990	7,667
Construction in progress	3,554	7,384

Property, plant and equipment, at cost	395,360	604,000
Accumulated depreciation	(11,735)	(217,730)

Total property, plant and equipment, net	$383,625	$386,270

Depreciation expense was $11.7 million for July 26, 2013 to December 31, 2013 (Successor), $16.1 million for January 1, 2013 to August 30, 2013 (Predecessor) and $34.8 million and $25.9 million for the years ended December 31, 2012 and 2011 (Predecessor), respectively. Depreciation expense for the Predecessor includes depreciation of certain equipment obtained under a capital lease arrangement.

Property and equipment includes $4.4 million at December 31, 2012 of certain equipment obtained under a capital lease arrangement that is included in “Buildings, machinery and equipment.” Accumulated depreciation related to such equipment under this capital lease arrangement was $2.4 million at December 31, 2012. This capital lease arrangement was terminated with a payment of $4.2 million to the owner of the equipment. A loss on this termination of $2.1 million is included in the cost of sales for the period July 26, 2013 to September 30, 2013, and $1.2 million is included in the cost of sales for the period January 1, 2013 to August 30, 2013 (Predecessor).

In September 2012, the Company closed its wallboard facility in Newark, New Jersey, and as a result, recorded an $11.3 million charge to accelerated depreciation of the facility and write-off of spare parts and other assets, which is reflected in costs of goods sold in the combined (Predecessor) statements of operations. The Company also recorded $0.2 million in 2012 related to severance benefits paid to employees affected by the closure which is reflected in “Cost of goods sold” in the predecessor statements of operations.